Capital Lease Obligations - Additional Information (Detail) In Thousands, unless otherwise specified	Feb. 28, 2013 USD ($)	Feb. 28, 2013 CNY	Dec. 31, 2013 Capital Leases	Feb. 28, 2013 Capital Leases	Dec. 31, 2012 Capital Leases
Schedule of Capital Lease Obligations [Line Items]
Capital lease agreement for building	$ 60,352	365,353
Weighted average interest rate			11.88%	13.06%	7.93%